Investment in Associates and Joint Operations	12 Months Ended
Dec. 31, 2023
Investment in Associates and Joint Operations
Investment in Associates and Joint Operations

5. Investment in Associates and Joint Operations

The Group participates in the following associates:

		% of
		ownership
	Country of	interest		Nature of	Measurement
Name	incorporation	2022	2023	relationship	method	Principal activity
Egypt LNG Shipping Ltd.(1)	Bermuda	25%	25%	Associate	Equity method	Vessel-owning company
Gastrade(2)	Greece	20%	20%	Associate	Equity method	Service company
(1)	Egypt LNG Shipping Ltd. owns and operates a 145,000 cbm LNG vessel built in 2007.
(2)	Gastrade is a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing an FSRU along with other fixed infrastructure.

The changes in investment in associates are reported in the following table:

	Associates
	2022	2023
As of January 1,	23,508	28,823
Additions	753	13,493
Share of profit of associates	4,562	2,190
Dividend declared	—	(1,425)
As of December 31,	28,823	43,081

The additions of $13,493 relate mainly to capital contribution of $3,871 and subordinated loan of $9,047 for the investment in Gastrade. On February 9, 2017, the Group acquired a 20% shareholding in Gastrade, a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing an FSRU along with other fixed infrastructure. The Group, as well as being a shareholder, provides operations and maintenance (“ O&M”) services for the FSRU through an O&M agreement which was signed on February 23, 2018.

On April 3, 2023, the Company acquired a 33.3% shareholding in CLEOS SINGLE MEMBER PRIVATE COMPANY (“CLEOS”), a single member private company for the a) conduct of scientific research in the fields of energy, fuels and technology in general, b) provision of consulting services to its partners, c) commercial application of any technologies developed and d) development and implementation of innovative decarbonization technologies. The Company invested in CLEOS an amount of $248 in exchange for its 33.3% interest in CLEOS. The investment in CLEOS is classified as joint operations.